United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/14

Date of Reporting Period: Quarter ended 07/31/13

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.2%
		Basic Industry - Chemicals—1.8%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$572,325
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	352,538
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	522,287
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,313,828
490,000		RPM International, Inc., 6.50%, 2/15/2018	556,400
660,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	757,415
350,000		Rohm & Haas Co., 6.00%, 9/15/2017	402,940
		TOTAL	4,477,733
		Basic Industry - Metals & Mining—8.1%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	401,103
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,100,740
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	975,357
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,089,297
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	297,146
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	509,118
380,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	303,439
400,000		ArcelorMittal, 6.125%, 6/1/2018	421,500
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	879,750
1,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,505,625
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	140,438
390,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	362,457
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	235,103
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,244,237
925,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	854,864
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,071,900
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	826,079
1,825,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	1,644,725
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,102,031
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	543,255
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,162,603
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	440,032
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	464,028
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	136,493
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,874,318
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	540,666
		TOTAL	20,126,304
		Basic Industry - Paper—1.9%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,992,859
375,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	344,900
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	677,111
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	494,770
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	907,027
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	213,294
		TOTAL	4,629,961
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—0.5%
$425,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	$468,563
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	329,250
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	519,310
		TOTAL	1,317,123
		Capital Goods - Building Materials—1.1%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	322,500
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,165,938
1,130,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,281,117
		TOTAL	2,769,555
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,366,518
		Capital Goods - Diversified Manufacturing—2.4%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	448,790
560,000		Dover Corp., Note, 5.45%, 3/15/2018	642,649
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,186,847
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	519,270
400,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	488,532
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,776,286
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	845,500
		TOTAL	5,907,874
		Communications - Media & Cable—0.9%
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	664,138
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	390,567
570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	543,460
840,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	721,814
		TOTAL	2,319,979
		Communications - Media Noncable—2.3%
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	985,640
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	126,693
575,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	618,236
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	789,233
375,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	347,075
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,915,702
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	849,730
		TOTAL	5,632,309
		Communications - Telecom Wireless—3.3%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	373,972
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	585,577
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,810,656
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,296,012
1,080,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,071,940
		TOTAL	8,138,157
		Communications - Telecom Wirelines—2.4%
1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,244,100
1,900,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	1,805,000
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,560,531
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	167,313
930,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	920,125
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	$244,133
		TOTAL	5,941,202
		Consumer Cyclical - Automotive—1.7%
1,150,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,048,787
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	370,348
1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,226,028
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	149,081
600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	599,219
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	776,463
		TOTAL	4,169,926
		Consumer Cyclical - Entertainment—1.0%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,781,387
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	424,690
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	226,882
		TOTAL	2,432,959
		Consumer Cyclical - Lodging—1.6%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,482,250
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	253,333
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,166,637
610,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	603,210
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	452,620
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,351
		TOTAL	3,961,401
		Consumer Cyclical - Retailers—0.4%
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	295,708
301,902	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	323,401
390,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	412,979
		TOTAL	1,032,088
		Consumer Cyclical - Services—1.2%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,411,666
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	524,922
		TOTAL	2,936,588
		Consumer Non-Cyclical - Food/Beverage—2.5%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	834,300
750,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	888,475
400,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	383,924
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	774,135
2,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,949,086
735,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	751,636
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	479,846
		TOTAL	6,061,402
		Consumer Non-Cyclical - Health Care—0.3%
645,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	627,929
		Consumer Non-Cyclical - Pharmaceuticals—0.9%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,293,034
920,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	996,255
		TOTAL	2,289,289
		Consumer Non-Cyclical - Tobacco—0.1%
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	283,422
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—1.3%
$330,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	$329,818
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	182,325
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	422,800
1,600,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	1,688,000
195,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	196,179
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	353,617
129,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	132,401
		TOTAL	3,305,140
		Energy - Integrated—1.8%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,063,438
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	713,151
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	714,609
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	888,623
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	872,626
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	254,544
		TOTAL	4,506,991
		Energy - Oil Field Services—1.1%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	103,336
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	749,838
365,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	389,676
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	562,147
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	750,451
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	54,117
		TOTAL	2,609,565
		Energy - Refining—0.9%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	353,469
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,835,968
		TOTAL	2,189,437
		Financial Institution - Banking—15.5%
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,237,339
2,300,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,478,179
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,097,980
1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,861,413
1,300,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	1,322,750
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	745,139
2,360,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,492,807
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	729,698
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	877,049
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,312,305
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,756,292
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	768,322
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	247,077
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,767,109
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	465,500
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,205,142
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	924,542
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	602,517
1,150,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,264,625
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,573,417
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	$656,290
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	941,483
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,104,876
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,193,950
1,784,820	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,209,269
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,424,622
360,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	382,165
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	470,438
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,158,818
		TOTAL	38,271,113
		Financial Institution - Brokerage—4.7%
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,562,055
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	387,013
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	118,484
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,124,703
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	924,713
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	737,987
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	501,420
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	551,936
1,640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,023,793
515,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	559,491
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	387,075
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	74,208
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	523,140
1,790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	2,260,446
		TOTAL	11,736,464
		Financial Institution - Finance Noncaptive—5.2%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	560,306
1,403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,343,865
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,571,805
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	2,828,709
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,976,706
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,152,500
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.96%, 12/21/2065	430,000
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	555,100
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,558,317
		TOTAL	12,977,308
		Financial Institution - Insurance - Health—0.1%
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	245,319
		Financial Institution - Insurance - Life—5.7%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,532,906
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	628,972
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,017,717
950,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	984,745
1,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,773,979
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,211,016
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	246,863
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,648,008
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	427,000
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	$605,933
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	766,889
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	263,056
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	312,423
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	347,820
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,304,358
		TOTAL	14,071,685
		Financial Institution - Insurance - P&C—2.9%
515,000		CNA Financial Corp., 6.50%, 8/15/2016	585,719
520,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	592,019
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	148,939
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	724,957
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	694,569
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	444,854
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	228,573
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	265,570
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,822,639
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	166,158
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,608,750
		TOTAL	7,282,747
		Financial Institution - REITs—2.5%
490,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	556,028
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	578,180
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	616,548
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,160,973
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	482,066
800,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	758,754
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	470,020
870,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,033,119
180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	211,344
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	280,591
		TOTAL	6,147,623
		Municipal Services—0.6%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	531,714
955,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	906,400
		TOTAL	1,438,114
		Sovereign—0.5%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	431,874
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	848,176
		TOTAL	1,280,050
		Technology—5.4%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	405,190
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	546,764
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	308,272
250,000		BMC Software, Inc., 7.25%, 6/1/2018	268,541
960,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	956,247
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,109,454
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,918,212
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,341,076
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,020,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	$1,033,670
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	940,988
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	939,525
160,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	159,816
1,370,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,611,823
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	361,777
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	352,052
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	609,992
545,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	561,665
		TOTAL	13,425,064
		Transportation - Airlines—1.0%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	480,959
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,894,638
		TOTAL	2,375,597
		Transportation - Railroads—0.4%
470,809		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	546,642
400,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	372,901
		TOTAL	919,543
		Transportation - Services—2.1%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	970,768
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,052,827
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,249,253
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	624,446
750,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	778,368
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	530,800
		TOTAL	5,206,462
		Utility - Electric—5.3%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	361,243
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	370,166
790,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	924,761
1,500,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,964,554
770,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	787,395
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,077,560
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,305,539
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	450,536
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	269,767
467,807	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	503,257
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	694,614
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,871,262
330,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	335,933
410,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	407,012
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	869,384
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	864,603
		TOTAL	13,057,586
		Utility - Natural Gas Distributor—0.8%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	260,663
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	777,565
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	834,050
		TOTAL	1,872,278
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—2.4%
$540,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	$568,530
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	436,223
1,385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	1,576,172
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	406,148
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	691,874
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	466,962
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,685,689
		TOTAL	5,831,598
		TOTAL CORPORATE BONDS (IDENTIFIED COST $222,723,226)	235,171,403
		MUNICIPAL BOND—0.5%
		Municipal Services—0.5%
1,380,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $1,380,000)	1,209,694
		FOREIGN GOVERNMENTS/AGENCIES—1.3%
		Sovereign—1.3%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	331,200
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,103,850
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,020,010
750,000		United Mexican States, Note, 5.625%, 1/15/2017	836,250
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,037,428)	3,291,310
		MUTUAL FUND—2.1%
5,239,422	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	5,239,422
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $232,380,076)[5]	244,911,829
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	2,226,160
		TOTAL NET ASSETS—100%	$247,137,989
At July 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
7U.S. Treasury Note 2-Year Long Futures	100	$22,031,250	September 2013	$27,509
7U.S. Treasury Bond Ultra Long Short Futures	115	$16,588,750	September 2013	$1,103,960
7U.S. Treasury Long Bond Short Futures	135	$18,098,438	September 2013	$418,009
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,549,478
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,632,813 and $35,105,508, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $65,941,260, which represented 26.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $62,855,515, which represented 25.4% of total net assets.
8

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,781,387
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,304,358
3	Affiliated holding.
4	7-day net yield.
5	At July 31, 2013, the cost of investments for federal tax purposes was $232,380,076. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $12,531,753. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,418,069 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,886,316.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
9

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$233,962,134	$1,209,269	$235,171,403
Municipal Bond	—	1,209,694	—	1,209,694
Foreign Governments/Agencies	—	3,291,310	—	3,291,310
Mutual Fund	5,239,422	—	—	5,239,422
TOTAL SECURITIES	$5,239,422	$238,463,138	$1,209,269	$244,911,829
OTHER FINANCIAL INSTRUMENTS*	$1,549,478	$—	$—	$1,549,478
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
10
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.4%
		Federal Home Loan Mortgage Corporation—0.1%
$11,791	[1]	FHLMC ARM 390260, 2.400%, 10/01/2030	$12,139
28,390	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	31,007
9,280	[1]	FHLMC ARM 420196, 5.314%, 11/01/2030	10,136
23,766	[1]	FHLMC ARM 606116, 2.173%, 9/1/2019	24,214
718,259	[1]	FHLMC ARM 780443, 2.193%, 3/01/2033	754,513
24,819	[1]	FHLMC ARM 785167, 2.143%, 12/01/2018	25,232
		TOTAL	857,241
		Federal National Mortgage Association—0.3%
21,981	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	24,000
491,955	[1]	FNMA ARM 544843, 2.765%, 10/01/2027	520,703
397,822	[1]	FNMA ARM 544852, 2.792%, 4/01/2028	421,572
552,661	[1]	FNMA ARM 544884, 2.778%, 5/01/2034	590,074
816,204	[1]	FNMA ARM 556379, 1.563%, 5/01/2040	826,048
265,529	[1]	FNMA ARM 556388, 1.563%, 5/01/2040	268,755
1,346,925	[1]	FNMA ARM 618128, 2.220%, 8/01/2033	1,404,806
		TOTAL	4,055,958
		Government National Mortgage Association—0.0%
14,186	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	14,571
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,776,919)	4,927,770
		ASSET-BACKED SECURITIES—35.0%
		Auto Receivables—18.3%
2,000,000	[1]	Ally Auto Receivables Trust 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	1,994,003
3,000,000	[1]	Ally Master Owner Trust 2011-3, Class A1, 0.821%, 5/15/2016	3,010,896
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,048,153
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.541%, 6/15/2017	3,004,460
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	4,970,925
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,595,279
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	543,745
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,095,677
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,529,204
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,019,720
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,184,405
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	2,963,315
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,026,593
5,000,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	4,995,116
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,163,264
1,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.195%, 1/7/2025	1,493,790
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.995%, 1/7/2025	2,496,008
9,139,186	[2,3]	Enterprise Fleet Financing, LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	9,173,316
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,961,900
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	9,062,184
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,767,349
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,602,042
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,085,183

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	$5,046,536
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,015,252
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,402,699
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,144,546
1,529,167	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.02%, 8/15/2014	1,531,988
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,281,892
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,184,996
3,457,760	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.191%, 9/20/2016	3,461,218
2,199,322	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	2,208,371
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,020,417
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	4,991,847
2,950,000	[1,2,3]	Motor 2013-1A, Class A1, 0.690%, 2/25/2021	2,951,984
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,085,814
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.690%, 10/25/2016	8,159,048
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,007,881
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.741%, 2/15/2018	3,983,534
3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.26%, 11/20/2017	3,012,193
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.441%, 3/14/2018	5,055,442
3,500,000	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.091%, 5/14/2016	3,521,297
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	5,989,870
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,548,888
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,020,415
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.872%, 9/20/2016	5,521,498
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,029,890
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,029,369
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,513,361
		TOTAL	245,506,773
		Credit Card—6.8%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.891%, 2/16/2021	9,002,124
7,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.891%, 2/15/2019	7,607,663
10,000,000	[1]	Bank of America Credit Card Trust 2006-C5, Class C5, 0.591%, 1/15/2016	10,004,872
10,000,000	[1]	Bank of America Credit Card Trust 2008-C5, Class C5, 4.941%, 3/15/2016	10,082,070
4,300,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.471%, 5/26/2020	4,273,427
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.941%, 8/15/2018	13,056,636
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.641%, 7/17/2017	7,014,945
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,002,028
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,001,626
10,000,000	[1,2,3]	Penarth Master Issuer PLC 2012-1A, Class A1, 0.761%, 3/18/2014	10,001,900
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1A, Class A, 0.941%, 9/15/2016	7,030,555
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.991%, 6/17/2019	7,035,315
		TOTAL	91,113,161
		Equipment Lease—3.3%
3,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	3,010,733
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,014,803
3,866,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,822,547
7,415,816	[1,2,3]	CLI Funding LLC. 2006-1A A, Class A, 0.371%, 8/18/2021	7,302,427
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,010,498
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,555,472
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,950,435

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.762%, 2/20/2017	$6,020,442
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.682%, 6/20/2017	4,006,100
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,141,408
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,011,278
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,192,339
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	982,507
		TOTAL	45,020,989
		Home Equity Loan—0.7%
541,027	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.550%, 7/25/2035	534,618
3,639,905	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.370%, 2/25/2036	3,449,185
16,078	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.671%, 1/15/2028	11,534
54,096	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.450%, 11/25/2036	50,800
216,883	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.560%, 3/25/2034	216,817
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,706,420
376,009	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.210%, 11/25/2034	353,009
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	37,791
271,717	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.640%, 12/25/2035	270,803
112,347	[1,2,3]	Quest Trust 2004—X1, Class A, 0.520%, 3/25/2034	111,013
2,949,584	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,915,245
		TOTAL	9,657,235
		Manufactured Housing—0.0%
165,156		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	167,901
		Other—5.9%
3,441,063	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.505%, 6/14/2037	3,151,790
2,871,276	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.455%, 5/10/2032	2,773,664
3,302,421	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.066%, 2/25/2043	3,316,143
2,010,192	[1]	Educational Funding of The South, Inc. 2011-1, Class A1, 0.816%, 10/25/2021	2,010,814
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.129%, 10/25/2025	5,006,750
3,000,000		Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/2/2018	2,998,873
12,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.391%, 2/15/2016	12,067,008
3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.291%, 4/17/2017	3,489,001
658,009	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.841%, 12/15/2017	659,616
3,808,358	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.790%, 11/25/2027	3,792,077
3,012,772	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.191%, 10/15/2024	3,020,001
1,401,576	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.591%, 8/15/2025	1,416,660
5,022,802	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.291%, 12/15/2021	5,042,015
5,659,913	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.291%, 8/15/2023	5,692,025
3,000,000	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.439%, 11/27/2017	2,995,606
2,486,427	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,529,522
1,560,178	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,589,076
1,805,195	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,840,645
1,898,676	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,943,323
8,750,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.21%, 4/15/2027	8,898,884
4,416,667	[2,3]	Triton Container Finance LLC 2012-1A, Class A, 4.21%, 5/14/2027	4,490,338
		TOTAL	78,723,831
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $467,646,214)	470,189,890
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.7%
		Commercial Mortgage—4.5%
2,909,766		Bank of America Commercial Mortgage Inc. 2007-1, Class A3, 5.449%, 1/15/2049	2,944,866

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$574,353		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	$584,117
3,611,436	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,740,690
1,810,786	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	1,810,861
4,942,796		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,906,464
2,118,779		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,092,126
6,147,112	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,496,956
119,548		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 2.073%, 4/18/2029	40
3,745,069	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	3,954,312
5,135,176	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,355,254
3,883,904		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	3,873,120
1,679,289	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,710,188
29,567	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.647%, 6/11/2042	30,050
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.983%, 4/10/2046	4,945,408
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,735,363
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.392%, 6/15/2045	5,081,437
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.242%, 7/15/2046	4,847,650
		TOTAL	60,108,902
		Federal Home Loan Mortgage Corporation—1.1%
1,918		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,038
403		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	404
21,036		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	22,361
43,812		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	48,361
29,117		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	30,534
276,436	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.541%, 2/15/2018	277,653
30,459		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	30,978
120,387		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	124,244
135,924		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	143,049
144,604		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	157,228
2,632,730	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.491%, 2/15/2036	2,628,332
337,241	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.651%, 2/15/2034	339,231
1,409,602	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.591%, 7/15/2036	1,411,081
655,357	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.941%, 7/15/2036	665,617
1,443,496	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.101%, 7/15/2037	1,475,989
7,601,670		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	7,861,182
191,454	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	218,588
		TOTAL	15,436,870
		Federal National Mortgage Association—1.8%
75,334		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	86,752
2,412		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	2,756
53,080		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	59,429
47,309	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	53,088
3,503	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	3,630
14,662		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	16,201
319,041		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	357,637
19,452		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	20,418
119,061	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.690%, 9/25/2032	120,423
40,302		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	42,215
64,112		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	65,806
825,113	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.620%, 6/25/2036	829,101

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$4,098,785	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.640%, 7/25/2037	$4,125,541
664,250	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.190%, 6/25/2037	681,813
752,836	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.990%, 5/25/2039	763,578
234,334	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.690%, 8/25/2039	235,678
1,203,652	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.040%, 4/25/2037	1,228,651
2,204,199	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.730%, 7/25/2037	2,219,745
4,649,778	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.640%, 3/25/2041	4,653,666
8,291,023	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.590%, 2/25/2042	8,293,451
81,682		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	88,942
79,319		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	89,114
		TOTAL	24,037,635
		Government Agency—0.6%
4,578,537	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	4,547,235
2,428,540		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	2,441,897
1,434,745	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.645%, 1/8/2020	1,442,424
		TOTAL	8,431,556
		Government National Mortgage Association—1.0%
6,500,000		Government National Mortgage Association REMIC 2013-H16 FA, 0.733%, 7/20/2063	6,500,000
7,000,000		Government National Mortgage Association REMIC 2013-H17 FA, 0.744%, 7/20/2063	7,000,000
		TOTAL	13,500,000
		Non-Agency Mortgage—6.7%
231,654	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	234,554
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-2A, Class 1A1, 1.674%, 5/17/2060	5,001,548
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.974%, 5/17/2060	5,089,407
204,213	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.474%, 11/19/2047	204,280
16,800	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.115%, 3/25/2033	16,750
132,449	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.609%, 2/3/2029	41,538
237,404	[1]	Chaseflex Trust 2006-1, Class A2A, 5.421%, 6/25/2036	237,040
48,892		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	50,289
1,908,384	[1,2,3]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,899,704
4,982,712	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,734,188
6,628,530	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	6,067,990
10,615,192	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.666%, 10/18/2054	10,705,382
67,954	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	61,158
3,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.668%, 10/15/2054	3,017,046
2,817,792	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.618%, 10/15/2054	2,838,965
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.918%, 10/15/2054	4,051,756
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.460%, 2/25/2037	424,142
5,000,000	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.673%, 12/22/2054	5,085,357
5,500,000	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.741%, 12/22/2054	5,499,483
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.668%, 7/15/2042	4,018,996
363,738	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.645%, 9/25/2034	294,585
91,624		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	101,470
5,878	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 7.328%, 1/28/2027	5,213
279,881	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	277,091
1,230,601	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,255,415
1,560,951	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,586,932
772,179	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	777,313
7,612,153	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.810%, 12/25/2042	6,725,534

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$3,548,681		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	$3,349,282
4,655,398	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	4,335,748
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.666%, 1/21/2055	9,018,250
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.816%, 1/21/2055	1,017,563
327,746		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	371,584
889,599	[1]	Washington Mutual 2006-AR15, Class 1A, 1.009%, 11/25/2046	692,790
934,367	[1]	Washington Mutual 2006-AR17, Class 1A, 0.989%, 12/25/2046	693,840
75,704	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.757%, 7/25/2034	75,875
		TOTAL	89,858,058
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $214,434,876)	211,373,021
		CORPORATE BONDS—31.3%
		Basic Industry - Chemicals—1.1%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,656,006
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,024,565
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,488,904
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,312,120
		TOTAL	14,481,595
		Basic Industry - Metals & Mining—2.3%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,486,087
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,006,956
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,067,380
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,207,500
2,000,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	1,858,756
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,010,030
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,238,580
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,096,803
		TOTAL	30,972,092
		Capital Goods - Diversified Manufacturing—0.3%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,498,030
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,077,080
		TOTAL	4,575,110
		Communications - Media & Cable—1.0%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,112,112
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,755,630
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,352,198
		TOTAL	13,219,940
		Communications - Telecom Wireless—0.9%
7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	7,418,628
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,106,278
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,065,330
		TOTAL	11,590,236
		Communications - Telecom Wirelines—1.3%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.660%, 2/12/2016	3,411,927
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,774,791
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,544,531
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,020,368
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,284,024
		TOTAL	17,035,641

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—2.5%
$6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	$5,902,554
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.886%, 3/28/2014	6,014,808
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,270,322
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,014,277
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	4,993,495
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,780,018
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,001,125
		TOTAL	32,976,599
		Consumer Cyclical - Entertainment—0.7%
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,035,400
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,898,750
		TOTAL	9,934,150
		Consumer Cyclical - Services—0.1%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,002,736
		Consumer Non-Cyclical - Food/Beverage—1.7%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,042,875
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,039,693
1,250,000		Coca-Cola Company, Sr. Unsecd. Note, 3.625%, 3/15/2014	1,274,282
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,010,014
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,034,032
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,426,961
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,179,389
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,253,159
		TOTAL	22,260,405
		Consumer Non-Cyclical - Health Care—0.3%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	524,013
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,894,132
		TOTAL	4,418,145
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,533,261
		Consumer Non-Cyclical - Products—0.1%
900,000		Koninklijke Philips NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	901,522
		Consumer Non-Cyclical - Tobacco—0.2%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,295,204
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,041,566
		TOTAL	3,336,770
		Credit Card—0.5%
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	6,846,359
		Energy - Independent—0.2%
2,000,000	[1,2,3]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, Series 144A, 2.286%, 7/18/2018	2,055,000
		Energy - Integrated—2.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,280,540
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,956,465
333,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	339,919
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,312,290
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,952,710
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,390,000
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,143,136

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$2,000,000		Statoil ASA, 2.90%, 10/15/2014	$2,057,622
		TOTAL	32,432,682
		Energy - Oil Field Services—0.5%
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, Series 144A, 0.824%, 9/12/2014	2,010,836
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,900,080
		TOTAL	6,910,916
		Financial Institution - Banking—7.3%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,928,207
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,291,136
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,093,330
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.870%, 4/9/2018	6,004,272
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,670,169
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,607,855
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,713,159
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,018,492
5,000,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	5,131,385
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.715%, 4/23/2015	2,997,285
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 1.023%, 5/2/2014	3,014,547
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,873,764
3,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series FRN, 1.865%, 1/24/2014	3,015,726
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	1,999,100
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,227,769
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.735%, 5/13/2016	3,506,258
1,000,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/1/2014	1,031,372
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,041,534
6,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.644%, 3/8/2016	6,011,652
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,064,564
2,000,000		US Bancorp, Sr. Unsecd. Note, 4.20%, 5/15/2014	2,061,140
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,216,290
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.197%, 6/26/2015	3,037,278
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,026,688
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.005%, 7/30/2018	8,025,208
		TOTAL	97,608,180
		Financial Institution - Finance Noncaptive—0.7%
1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	1,002,860
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.121%, 1/7/2014	3,011,256
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series MTN, 0.965%, 4/24/2014	6,032,328
		TOTAL	10,046,444
		Financial Institution - Insurance - Health—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.178%, 7/15/2027	795,000
		Financial Institution - Insurance - Life—1.8%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,630,013
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,068,354
4,000,000	[1]	MetLife, Inc., Floating Rate Note—Sr. Note, 1.523%, 8/6/2013	4,000,136
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.615%, 5/23/2016	4,478,056
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, Series 144A, 0.534%, 4/4/2014	2,004,568
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,529,612
		TOTAL	24,710,739

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.3%
$2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	$1,955,618
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.975%, 8/15/2014	2,013,030
		TOTAL	3,968,648
		Financial Institution - REITs—0.6%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,805,465
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,071,375
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,341,306
		TOTAL	8,218,146
		Technology—2.4%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.523%, 3/14/2014	7,864,028
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,000,480
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,221,417
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,152,220
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,001,548
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,025,244
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	974,219
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.848%, 1/15/2019	5,033,390
		TOTAL	32,272,546
		Transportation - Airlines—0.2%
3,000,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	3,132,306
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,130,752
		Utility - Diversified—0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,067,216
		Utility - Electric—0.9%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,014,318
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,035,473
1,000,000	[2,3]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,022,591
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,026,248
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	969,685
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,210,468
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,008,810
		TOTAL	12,287,593
		Utility - Natural Gas Pipelines—0.3%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,045,311
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	2,985,684
		TOTAL	4,030,995
		TOTAL CORPORATE BONDS (IDENTIFIED COST $416,715,448)	420,751,724
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
17,208		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	18,623
19,424		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	21,559
56,086		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	59,776
6,819		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	7,242
		TOTAL	107,200
		Federal National Mortgage Association—0.0%
21		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	21
5,609		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	5,784

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$11,371		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	$12,270
73,269		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	83,635
		TOTAL	101,710
		Government National Mortgage Association—0.0%
41,378		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	47,546
9,137		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	10,755
		TOTAL	58,301
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $248,338)	267,211
		MUNICIPAL BOND—0.2%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds Series 2013A, 1.298%, 7/1/2016 (IDENTIFIED COST $3,225,000)	3,208,327
		U.S. TREASURY—3.8%
15,000,000	[5]	United States Treasury Note, 1.00%, 3/31/2017	15,052,149
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,283,025
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,185,985
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	20,772,830
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,189,822)	51,293,989
		INVESTMENT COMPANIES—13.3%[6]
819,989		Emerging Markets Fixed Income Core Fund	27,040,840
3,195,236		Federated Bank Loan Core Fund	32,783,119
3,855,851		Federated Mortgage Core Portfolio	37,864,459
56,309,084	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	56,309,084
639,973		Federated Project and Trade Finance Core Fund	6,252,532
2,905,719		High Yield Bond Portfolio	19,264,918
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $179,905,310)	179,514,952
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $1,337,141,927)[8]	1,341,526,884
		OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	3,831,410
		TOTAL NET ASSETS—100%	$1,345,358,294
At July 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
10U.S. Treasury Notes 5-Year Short Futures	500	$60,683,594	September 2013	$(405,422)
The average notional value of short futures contracts held by the Fund throughout the period was $15,170,899. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At July 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$73,249
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $18,966 and $58,458, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At July 31, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 19 High Yield CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2017
Implied Credit Spread at 7/31/2013[11]	3.84%
Notional Amount	$8,000,000
Market Value	$540,325
Upfront Premiums Paid	$187,500
Unrealized Appreciation	$352,825
The average notional amount of credit default swap contracts held by the Fund throughout the period was $8,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $465,821,393, which represented 34.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $465,675,693, which represented 34.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144Athat have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.609%, 2/3/2029	7/9/1999	$108,422	$41,538
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$68,400	$61,158
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$37,791
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 7.328%, 1/28/2027	2/4/1998-2/5/1998	$41,594	$5,213
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At July 31, 2013, the cost of investments for federal tax purposes was $1,337,182,151. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) futures contracts; and c) swap contracts was $4,344,733. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,606,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,261,802.
9	Assets, other than investments in securities, less liabilities.
10	Non-income producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party-pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,927,770	$—	$4,927,770
Asset-Backed Securities	—	470,152,099	37,791	470,189,890
Collateralized Mortgage Obligations	—	204,373,021	7,000,000	211,373,021
Corporate Bonds	—	420,751,724	—	420,751,724
Mortgage-Backed Securities	—	267,211	—	267,211
Municipal Bond	—	3,208,327	—	3,208,327
U.S. Treasury	—	51,293,989	—	51,293,989
Investment Companies[1]	173,262,420	6,252,532	—	179,514,952
TOTAL SECURITIES	$173,262,420	$1,161,226,673	$7,037,791	$1,341,526,884
OTHER FINANCIAL INSTRUMENTS[2]	$(405,422)	$613,574	$—	$208,152
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013